Financing Receivables - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net recorded investment for each class of receivables, by credit quality indicator
Troubled debt restructurings of financing receivables
Lease receivables | Americas
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	3,385	3,774
Lease receivables | Americas | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	465	593
Lease receivables | Americas | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	750	678
Lease receivables | Americas | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	955	892
Lease receivables | Americas | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	746	852
Lease receivables | Americas | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	215	433
Lease receivables | Americas | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	242	299
Lease receivables | Americas | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	13	26
Lease receivables | EMEA
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,162	1,319
Lease receivables | EMEA | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	54	45
Lease receivables | EMEA | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	181	158
Lease receivables | EMEA | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	409	417
Lease receivables | EMEA | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	326	426
Lease receivables | EMEA | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	140	171
Lease receivables | EMEA | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	50	90
Lease receivables | EMEA | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2	10
Lease receivables | Asia Pacific
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	947	1,128
Lease receivables | Asia Pacific | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	43	85
Lease receivables | Asia Pacific | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	454	413
Lease receivables | Asia Pacific | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	147	297
Lease receivables | Asia Pacific | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	154	191
Lease receivables | Asia Pacific | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	101	84
Lease receivables | Asia Pacific | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	47	50
Lease receivables | Asia Pacific | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2	7
Loan receivables | Americas
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	6,638	6,712
Loan receivables | Americas | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,028	1,055
Loan receivables | Americas | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,186	1,206
Loan receivables | Americas | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,882	1,587
Loan receivables | Americas | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,513	1,516
Loan receivables | Americas | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	471	770
Loan receivables | Americas | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	522	531
Loan receivables | Americas | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	36	47
Loan receivables | EMEA
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	3,871	3,633
Loan receivables | EMEA | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	193	125
Loan receivables | EMEA | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	395	436
Loan receivables | EMEA | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,527	1,148
Loan receivables | EMEA | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	921	1,175
Loan receivables | EMEA | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	564	472
Loan receivables | EMEA | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	253	249
Loan receivables | EMEA | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	18	28
Loan receivables | Asia Pacific
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2,376	2,457
Loan receivables | Asia Pacific | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	189	185
Loan receivables | Asia Pacific | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	892	901
Loan receivables | Asia Pacific | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	619	648
Loan receivables | Asia Pacific | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	388	417
Loan receivables | Asia Pacific | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	205	184
Loan receivables | Asia Pacific | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	72	109
Loan receivables | Asia Pacific | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	$ 10	$ 15